SCHEDULE OF FUTURE MATURITIES OUTSTANDING DEBT OBLIGATIONS (Details) - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Debt Disclosure [Abstract]
Fiscal year 2025		$ 480,000
Fiscal year 2024	4,448,750
Fiscal year 2026	1,989,246
Fiscal year 2027	200,000	1,989,246
Fiscal year 2028	1,717,600	200,000
Fiscal year 2028		1,717,600
Total	$ 8,355,596	$ 4,386,846